Income Taxes (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2020	Sep. 30, 2019
Tax loss carryforwards	$ 13,250,623	$ 13,714,488
Operating loss carryforwards expiring year		2035
September 30, 2020 [Member]
Operating loss carryforwards expiring year	2036